CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 27,137	$ 26,326
Restricted cash	8,011	6,003
Trade receivables	4,485	1,228
Amounts due from affiliates	2,481	4,328
Inventory	461	646
Current portion of net investment in direct financing lease	4,356	4,168
Derivative instruments	0	1,199
Prepaid expenses and other receivables	4,357	2,967
Total current assets	51,288	46,865
Long-term assets
Restricted cash	12,887	13,125
Vessels, net of accumulated depreciation	650,596	658,311
Other equipment	419	445
Intangibles and goodwill	18,939	20,739
Advances to joint ventures	3,679	3,536
Net investment in direct financing lease	276,679	278,905
Long-term deferred tax asset	199	174
Other long-term assets	936	940
Total long-term assets	964,334	976,175
Total assets	1,015,622	1,023,040
Current liabilities
Current portion of long-term debt	44,660	45,458
Trade payables	490	529
Amounts due to owners and affiliates	3,691	2,301
Value added and withholding tax liability	722	1,175
Derivative instruments	2,199	259
Accrued liabilities and other payables	11,952	7,458
Total current liabilities	63,714	57,180
Long-term liabilities
Accumulated losses of joint ventures	4,031	2,808
Long-term debt	385,085	390,087
Revolving credit facility due to owners and affiliates	42,792	39,292
Derivative instruments	13,438	2,438
Long-term tax liability	1,936	1,725
Long-term deferred tax liability	10,878	8,974
Other long-term liabilities	137	99
Total long-term liabilities	458,297	445,423
Total liabilities	522,011	502,603
EQUITY
Accumulated other comprehensive income (loss)	(18,388)	(5,337)
Total partners' capital	493,611	520,437
Total equity	493,611	520,437
Total liabilities and equity	1,015,622	1,023,040
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	152,590	151,259
Total equity	152,590	151,259
Common Unit Public [Member]
EQUITY
Total partners' capital	317,626	325,250
Total equity	317,626	325,250
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	5,813	6,844
Total equity	5,813	6,844
Subordinated Units Hoegh LNG [Member]
EQUITY
Total partners' capital	35,970	42,421
Total equity	$ 35,970	$ 42,421